Earnings/(Loss) Per Share - Disclosure of Basic Earnings/(Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Earnings per share [abstract]
Ordinary shares in issue (in shares)	500,252	439,957	437,299
Adjustment for weighted number of ordinary shares in issue (in shares)	(54,304)	(1,077)	(624)
Weighted number of ordinary shares in issue (in shares)	445,948	438,880	436,675
Treasury shares (in shares)	(52)	(437)	(936)
Basic weighted average number of ordinary shares in issue (in shares)	445,896	438,443	435,739
Total net earnings/(loss) attributable to shareholders	$ (321)	$ 17	$ 66
Total basic earnings/(loss) per share (in dollars per share)	$ (0.72)	$ 0.04	$ 0.15